Lease Commitments	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease Commitments	LEASES

The Company's leases mainly include buildings for its facilities worldwide and vehicles leases, which are all classified as operating leases. Certain lease agreements include rental payments that are adjusted periodically for the consumer price index ("CPI"). The ROU and lease liability were calculated using the initial CPI and will not be subsequently adjusted. Certain leases include renewal options that are exercisable in the Company's sole discretion. The renewal options were included in the ROU and include renewal options that are under the Company's sole discretion.

A.    Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31,	December 31,
	2020	2019

Operating lease right of use assets	$423,088	$365,763

Current portion of operating lease liabilities	65,520	62,565
Non-current portion of operating lease liabilities	397,936	323,287
Total operating lease liabilities	$463,456	$385,852

Weighted average remaining lease term (years)	5.45	5.60
Weighted average discount rate	2.95%	2.86%

B.    For the years ended December 31, 2020 and 2019, cash payments against operating lease liabilities totaled approximately $80,846 and $76,500, and non-cash transactions to recognize operating assets and liabilities for new leases totaled approximately $127,060 and $92,500, respectively.

Maturities of operating lease liabilities for the next five years are as follows:

December 31,
2020
2021	$78,290
2022	66,955
2023	55,359
2024	42,169
2025	40,314
2026 and thereafter	$291,917
Total	$575,004
Less - Imputed interest	111,548
Total operating lease liabilities	$463,456

C.    Lease expenses for the years ended December 31, 2020, 2019 and 2018 amounted to $79,419, $77,880 and $60,782, respectively.
D. During 2020, the Company recognized a net gain of approximately $31,400, related to sale and lease back of buildings by one of the Company's subsidiaries in the U.S. This gain was recorded under "Other operating income, net".